Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Contract Fulfillment Assets	The Company’s contract fulfillment assets as of December 31, 2020:
December 31,
2020
USD in thousands
Contract fulfillment assets from contract with Customer B (see note 11b)	1,130

Schedule of Contract Liabilities

The Company’s contract liabilities were as follows:

	December 31,
	2020	2019	2018
	USD in thousands
The change in deferred revenues:
Balance at beginning of year	502	200	8
Deferred revenue relating to new sales	735	387	200
Revenue recognition during the period	(389)	(85)	(8)
Balance at end of year	848	502	200